Capital Contribution From a Noncontrolling Shareholder	12 Months Ended
Dec. 31, 2014
Capital Contribution From a Noncontrolling Shareholder
21.	CAPTITAL CONTRIBUTION FROM A NONCONTROLLING SHAREHOLER

On September 22, 2011, the Group and Shenyang High and New Investment Co. Limited, (“Shenyang Investment”), a third party, set up a Company named 17FOXSY. Total registered capital of 17FOXSY was approximately $38,364. The Group committed to contribute $31,970 representing 83.3% of the equity interest while Shenyang Investment committed to contribute $6,394 representing 16.7% of the equity interest of the Company. In June, 2014, Shenyang Investment contributed the second half of the committed register capital of $3,197 to 17FOXSY and the registered capital was fully contributed.